UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032

     ----------------------------------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            466 Lexington Avenue, New York, New York    10017-3140
    -------------------------------------------------------------------------
            (Address of Principal Executive Offices)    (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005

          CREDIT SUISSE
          o SHORT DURATION BOND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O.Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

PERFORMANCE SUMMARY
01/01/05 - 12/31/05

FUND & BENCHMARK                                                PERFORMANCE
Class A 1,2                                                     1.24%
Class C 1,2                                                     0.85%
Merrill Lynch 1-3 Year U.S. Treasury Index 3                    1.67%

PERFORMANCE FOR THE FUND'S CLASS A SHARES AND CLASS C SHARES IS WITHOUT THE MAXIMUM SALES CHARGE OF 3.00% AND 0.75%, RESPECTIVELY.2

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest returns from most major indices, conditions for short duration vehicles were reasonably favorable. Although economic growth was robust throughout the year, bond markets seemed ever sensitive to the threat of an impending soft patch which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, economic growth remained resilient and the Fed resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose.

STRATEGIC REVIEW:  SECTOR AND YIELD CURVE POSITIONING

      Several factors accounted for the Fund's performance relative to its benchmark during the fiscal year:

      o With the Fed tightening schedule on automatic pilot, we decided to keep the Fund's duration (1.45 years) well below that of the benchmark (1.75 years), a strategy that contributed significantly to performance this year.

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CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      o As spreads continued to narrow we removed our yield curve trade, moving into line with benchmark duration.

      o We moved from an overweight to neutral positioning in our allocation to the investment grade credit sector as valuations grew rich and spreads narrowed.

      o We maintained our overweight in securitized debt (particularly ABS) which provided greater yield opportunities than the Index.

OUTLOOK: STAYING SHORT AND FOCUSING ON QUALITY

      It is our view that the Fed will continue its gradualist approach to monetary tightening into 2006, with a tentative plateau for the fed funds rate of 4.75%. At that point, we believe, Fed rate decisions will become more flexible and data-dependent. When this occurs, but not before, we will consider lengthening duration and adjusting the portfolio to exploit any potential steepening in the yield curve. We will also remain defensive on spread product, focusing on security-specific risk, and might add to our Treasury and Agency allocations.


The Credit Suisse Short Duration Fixed Income Management Team

Kam T. Poon
Michael E. Gray
Timothy J. Donovan
Richard Avidon
Philip Wubbena

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SHORT DURATION BOND FUND 1 CLASS A SHARES 2 AND
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX 3 FROM INCEPTION (7/23/02).

                                  [LINE CHART]

                Credit Suisse Short
                 Duration Bond Fund
                  1 -- Class A 2--                Merrill Lynch 1-3
                   (with maximum                  Year U.S. Treasury
     Date          sales charge)                      Index 3 --
   -------     ----------------------           ----------------------
    7/02                9700                            10000
                        9703                            10015
                        9760                            10049
                        9829                            10132
                        9868                            10155
                        9891                            10124
   12/02                9976                            10220
                        9994                            10218
                       10053                            10261
                       10081                            10280
                       10119                            10299
                       10165                            10337
    6/03               10180                            10353
                       10083                            10297
                       10084                            10304
                       10198                            10397
                       10170                            10359
                       10175                            10353
   12/03               10230                            10413
                       10266                            10435
                       10313                            10484
                       10350                            10517
                       10255                            10416
                       10231                            10406
    6/04               10239                            10405
                       10275                            10443
                       10343                            10515
                       10348                            10506
                       10374                            10538
                       10338                            10486
   12/04               10365                            10508
                       10371                            10504
                       10348                            10480
                       10334                            10481
                       10373                            10540
                       10412                            10579
    6/05               10433                            10600
                       10419                            10570
                       10471                            10636
                       10447                            10609
                       10444                            10608
                       10463                            10642
   12/05               10493                            10683


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SHORT DURATION BOND FUND 1 CLASS C SHARES 2 AND
     MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX 3 FROM INCEPTION (5/01/03).

                                  [LINE CHART]

                Credit Suisse Short
               Duration Bond Fund 1
                  -- Class C 2 --
                   (with maximum                  Merrill Lynch 1-3
                contingent deferred              Year U.S. Treasury
     Date          sales charge)                     Index 3 --
   -------     ----------------------           ----------------------
    5/03               10000                            10000
                       10031                            10038
    6/03               10041                            10053
                        9940                             9998
                        9938                            10005
    9/03               10047                            10096
                       10015                            10058
                       10015                            10053
   12/03               10065                            10111
                       10096                            10132
                       10138                            10180
    3/04               10171                            10212
                       10073                            10114
                       10045                            10104
    6/04               10049                            10103
                       10080                            10140
                       10153                            10210
    9/04               10143                            10201
                       10174                            10232
                       10135                            10182
   12/04               10146                            10203
                       10149                            10199
                       10132                            10176
    3/05               10114                            10177
                       10149                            10234
                       10168                            10272
    6/05               10188                            10292
                       10171                            10263
                       10217                            10327
    9/05               10199                            10302
                       10182                            10301
                       10207                            10333
   12/05               10232                            10373

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                           SINCE
                                         1 YEAR          INCEPTION
                                         ------          ---------
Class A Without Sales Charge             1.24%             2.31%
Class A With Maximum Sales Charge       (1.83)%            1.41%
Class C Without CDSC                     0.85%             0.86%
Class C With CDSC                        0.11%             0.86%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_________________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was down 1.83%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was 0.11%.

3 The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL FUND RETURN                              CLASS A            CLASS C
                                               ----------         ----------
Beginning Account Value 7/1/05                 $ 1,000.00         $ 1,000.00
Ending Account Value 12/31/05                  $ 1,005.80         $ 1,004.30
Expenses Paid per $1,000*                      $     4.30         $     6.82

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/05                 $ 1,000.00         $ 1,000.00
Ending Account Value 12/31/05                  $ 1,020.92         $ 1,018.40
Expenses Paid per $1,000*                      $     4.33         $     6.87

                                                CLASS A            CLASS C
                                               ----------         ----------
ANNUALIZED EXPENSE RATIOS*                       0.85%              1.35%

_________________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
RATINGS
S&P
------------------------------------------------
  AAA                           69.1%
  AA                             1.0%
  A                             14.1%
  BBB                           12.2%
  BB                             2.2%
  B                              0.4%
                              ------
    Subtotal                    99.0%
  Short-Term Investments         1.0%
                              ------
    Total                      100.0%
                              ======

_______________
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)    MATURITY     RATE%         VALUE
     -------                                                   -------------    --------     -----     -------------
CORPORATE BONDS (28.7%)
BANKS (0.9%)
$     500  Washington Mutual, Inc., Global Senior Notes          (A- , A3)      01/15/08     4.375     $     494,266
                                                                                                       -------------

DIVERSIFIED FINANCIALS (3.5%)
      500  Capital One Financial Corp., Notes                  (BBB- , Baa1)    05/01/06     7.250           503,958
      345  Countrywide Home Loans, Inc., Series MTN,
            Global Notes                                         (A , A3)       05/21/08     3.250           331,480
      400  Ford Motor Credit Co., Global Notes                 (BB+ , Baa3)     01/15/10     5.700           340,318
      575  JPMorgan Chase & Co., Global Notes                   (A+ , Aa3)      03/15/09     3.500           551,707
      295  Prudential Financial, Inc., Senior Notes +            (A- , A3)      11/15/06     4.104           293,124
                                                                                                       -------------
                                                                                                           2,020,587
                                                                                                       -------------

ELECTRIC (6.9%)
      306  American Electric Power Company, Inc.,
            Series A, Global Notes                             (BBB , Baa2)     05/15/06     6.125           307,411
    1,200  Dominion Resources, Inc., Series A, Notes           (BBB+ , Baa1)    11/15/06     3.660         1,186,163
      720  DTE Energy Co., Senior Unsecured Notes              (BBB- , Baa2)    08/16/07     5.630           725,693
      895  FPL Group Capital, Inc., Notes                        (A- , A2)      04/11/06     3.250           891,534
      375  FPL Group Capital, Inc., Notes                        (A- , A2)      02/16/07     4.086           371,363
      500  Public Service Company of New Mexico,
            Senior Notes                                       (BBB , Baa2)     09/15/08     4.400           489,942
                                                                                                       -------------
                                                                                                           3,972,106
                                                                                                       -------------

ENVIRONMENTAL CONTROL (0.9%)
      500  Waste Management, Inc., Senior Notes                (BBB , Baa3)     11/15/08     6.500           518,820
                                                                                                       -------------
FINANCE (3.3%)
      325  Goldman Sachs Group, Inc., Global Notes              (A+ , Aa3)      06/15/10     4.500           317,923
      750  HSBC Finance Corp. MTN, Notes #                       (A , A1)       07/27/07     4.366           752,344
      300  Lehman Brothers Holdings, Inc., Global Notes          (A+ , A1)      07/26/10     4.500           294,009
      500  Morgan Stanley, Global Bonds                         (A+ , Aa3)      04/01/07     5.800           505,246
                                                                                                       -------------
                                                                                                           1,869,522
                                                                                                       -------------

FOOD (1.2%)
      200  Archer-Daniels-Midland Co., Debentures                (A , A2)       01/15/06    10.250           200,276
      500  Sara Lee Corp., Notes                                (BBB+ , A3)     06/15/06     1.950           493,432
                                                                                                       -------------
                                                                                                             693,708
                                                                                                       -------------

GAMING (0.4%)
      200  MGM Mirage, Inc., Company Guaranteed Notes           (B+ , Ba3)      06/01/07     9.750           211,750
                                                                                                       -------------

HEALTHCARE SERVICES (0.4%)
      200  Caremark Rx, Inc., Senior Notes                     (BBB- , Baa3)    10/01/06     7.375           203,446
                                                                                                       -------------

HOME BUILDERS (1.3%)
      765  D.R. Horton, Inc., Notes                            (BB+ , Baa3)     01/15/10     4.875           746,996
                                                                                                       -------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)    MATURITY     RATE%         VALUE
     -------                                                   -------------    --------     -----     -------------
CORPORATE BONDS
INSURANCE (2.1%)
$     600  American International Group, Inc., Global Notes     (AA , Aa2)      05/15/08     2.875     $     573,108
      635  Berkshire Hathaway Finance Corp., Global
            Company Guaranteed Notes #                          (AAA , Aaa)     01/11/08     4.165           636,013
                                                                                                       -------------
                                                                                                           1,209,121
                                                                                                       -------------

MEDIA (1.3%)
      500  Comcast Cable Communications, Inc., Notes           (BBB+ , Baa2)    11/15/08     6.200           513,603
      230  Cox Communications, Inc., Notes                     (BBB- , Baa3)    08/15/06     7.750           233,339
                                                                                                       -------------
                                                                                                             746,942
                                                                                                       -------------

OIL & GAS (1.8%)
      500  Pemex Project Funding Master Trust,
            Rule 144A, Company Guaranteed Notes ++#            (BBB , Baa1)     06/01/07     9.500           530,000
      500  Pemex Project Funding Master Trust,
            Rule 144A, Company Guaranteed Notes ++#            (BBB , Baa1)     06/15/10     5.791           518,750
                                                                                                       -------------
                                                                                                           1,048,750
                                                                                                       -------------

PAPER & FOREST PRODUCTS (0.3%)
      175  Georgia-Pacific Corp., Notes                         (BB- , B2)      05/15/06     7.500           176,969
                                                                                                       -------------

RESTAURANTS (0.1%)
       85  Yum! Brands, Inc., Senior Notes                     (BBB- , Baa3)    04/15/06     8.500            85,836
                                                                                                       -------------

TELECOMMUNICATIONS (4.3%)
      650  AT&T Wireless Services, Inc.,
            Global Senior Notes                                 (A , Baa2)      03/01/06     7.350           652,763
      230  Cingular Wireless LLC, Global Senior Notes           (A , Baa2)      12/15/06     5.625           231,714
      850  Sprint Capital Corp., Global Company
            Guaranteed Notes                                    (A- , Baa2)     05/01/09     6.375           882,870
      685  Verizon Global Funding Corp., Global Notes            (A+ , A3)      06/15/07     6.125           696,875
                                                                                                       -------------
                                                                                                           2,464,222
                                                                                                       -------------

TOTAL CORPORATE BONDS (COST $16,651,356)                                                                  16,463,041
                                                                                                       -------------

ASSET BACKED SECURITIES (31.8%)
      599  Accredited Mortgage Loan Trust,
            Series 2003-1, Class A1 #                           (AAA , Aaa)     06/25/33     3.580           570,488
    1,650  Accredited Mortgage Loan Trust,
            Series 2004-3, Class 1A3                            (AAA , Aaa)     10/25/34     3.920         1,630,378
       36  AQ Finance NIM Trust, Series 2002-NA4 #               (NR , NR)      09/25/32    10.330             3,748
    1,000  Argent Securities, Inc., Series 2004-W8,
            Class A2 #                                          (AAA , Aaa)     05/25/34     4.859         1,013,438
      505  Asset Backed Funding Certificates,
            Series 2003-AHL1, Class A1                          (AAA , Aaa)     03/25/33     3.684           490,233
      678  Asset Backed Funding Certificates,
            Series 2005-HE2, Class A2A #                        (AAA , Aaa)     06/25/35     4.489           677,628
      520  Capital Auto Receivables Asset Trust,
            Series 2002-5, Class A4                             (AAA , Aaa)     04/15/08     2.920           514,086


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)    MATURITY     RATE%         VALUE
     -------                                                   -------------    --------     -----     -------------
ASSET BACKED SECURITIES
$   1,096  Caterpillar Financial Asset Trust,
            Series 2004-A, Class A3 #                           (AAA , Aaa)     01/26/09     3.130     $   1,081,737
      765  Chase Funding Mortgage Loan, Series 2003-6,
            Class 1A4 #                                         (AAA , Aaa)     08/25/30     4.499           752,688
       38  Citifinancial Mortgage Securities, Inc.,
            Series 2003-2, Class AF2 #                          (AAA , Aaa)     05/25/33     2.126            38,126
      655  Countrywide Asset-Backed Certificates,
            Series 2001-BC1, Class A6                           (AAA , Aaa)     11/25/31     6.565           654,814
      745  Equity One ABS, Inc., Series 2003-3, Class AF4       (AAA , Aaa)     12/25/33     4.995           743,337
      765  Equity One ABS, Inc., Series 2004-2, Class AF4       (AAA , Aaa)     07/25/34     4.624           757,111
      308  First Franklin Mortgage Loan Asset Backed
            Certificates, Series 2004-FFA, Class A2 #           (AAA , Aaa)     03/25/24     4.600           307,222
      132  GE Capital Mortgage Services, Inc.,
            Series 1998-HE1, Class A7 #                         (AAA , Aaa)     06/25/28     6.465           132,172
       50  GE Capital Mortgage Services, Inc.,
            Series 1999-HE2, Class A5                           (AAA , Aaa)     03/25/29     7.510            50,044
      538  GMAC Mortgage Corporation Loan Trust,
            Series 2003-HE2, Class A2                           (AAA , Aaa)     06/25/25     3.140           535,050
    1,155  Harley-Davidson Motorcycle Trust,
            Series 2004-2, Class A2 #                           (AAA , Aaa)     02/15/12     3.560         1,127,749
      151  IMC Home Equity Loan Trust,
            Series 1997-5, Class A10 #                          (AAA , Aaa)     11/20/28     6.880           150,513
      280  Indymac Home Equity Loan Asset-Backed
            Trust, Series 2000-C, Class AF6                     (AAA , Aaa)     02/25/30     7.340           279,591
      530  JP Morgan Alternative Loan Trust, Series A2
            Class1A1 #                                          (AAA , Aaa)     01/26/36     4.630           530,000
      187  Mellon Residential Funding Corp., Series 1998-
            TBC1, Class A3 #                                    (AAA , Aaa)     10/25/28     5.325           188,562
      347  Morgan Stanley ABS Capital I,
            Series 2003-NC7, Class A2 #                         (AAA , Aaa)     06/25/33     4.739           347,337
      739  New Century Home Equity Loan Trust,
            Series 2003-5, Class AI3 #                          (AAA , Aaa)     11/25/33     3.560           735,531
    1,080  Nissan Auto Lease Trust, Series 2004-A,
            Class A3                                            (AAA , Aaa)     08/15/07     2.900         1,070,778
      340  Nissan Auto Receivables Owner Trust,
            Series 2004-C, Class A2 #                           (AAA , Aaa)     12/15/06     2.430           339,433
      318  PG&E Energy Recovery Funding LLC,
            Series 2005-1, Class A1                             (AAA , Aaa)     09/25/08     3.320           315,986
      785  Popular ABS Mortgage Pass-Through Trust,
            Series 2005-3, Class AF2                            (AAA , Aaa)     07/25/35     4.332           774,084
       95  Residential Asset Mortgage Products, Inc.,
            Series 2001-RS3, Class AI4 #                        (AAA , Aaa)     10/25/31     6.290            94,411
      720  Residential Asset Mortgage Products, Inc.,
            Series 2003-RS3, Class AI4                          (AAA , Aaa)     04/25/33     5.670           726,412
      107  Residential Funding Mortgage Securities I,
            Series 2003-HI2, Class A4 #                         (AAA , Aaa)     05/25/17     2.770           106,722
      163  Vanderbilt Mortgage Finance, Series 1998-C,
            Class 1B1 #                                         (BBB , Baa)     02/07/15     6.970           163,564
    1,375  Whole Auto Loan Trust, Series 2003-1,
            Class A4 #                                          (AAA , Aaa)     03/15/10     2.580         1,350,636
                                                                                                       -------------
TOTAL ASSET BACKED SECURITIES (Cost $18,502,347)                                                          18,253,609
                                                                                                       -------------


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)    MATURITY     RATE%       VALUE
     -------                                                   -------------    --------     -----     -------------
MORTGAGE-BACKED SECURITIES (35.3%)
$   1,010 Bank of America Commercial Mortgage, Inc.,
           Series 2005-2, Class A2                              (AAA , Aaa)     07/10/43     4.247     $     996,434
      660  Bear Stearns Commercial Mortgage
            Securities, Inc., Series 2002-PBW1, Class A1        (AAA , Aaa)     11/11/35     3.970           643,729
    1,085  Fannie Mae Global Notes
            (Callable 08/17/06 @ $100.00)                       (AAA , Aaa)     08/17/07     4.375         1,078,522
    1,170  Fannie Mae Pool #313409 ++++                         (AAA , Aaa)     03/01/12     6.500         1,203,618
      498  Fannie Mae Pool #545162                              (AAA , Aaa)     12/01/13     6.500           512,032
    1,047  Fannie Mae Pool #571868                              (AAA , Aaa)     05/01/14     6.000         1,070,638
       95  Fannie Mae Pool #633075 #                            (AAA , Aaa)     02/01/32     5.439            95,375
      361  Fannie Mae Pool #651933 #                            (AAA , Aaa)     07/01/32     5.121           364,408
    1,361  Fannie Mae Pool #675346 #                            (AAA , Aaa)     12/01/32     4.507         1,353,803
      903  Fannie Mae Pool #703707 #                            (AAA , Aaa)     02/01/33     4.382           897,633
    1,089  Fannie Mae Pool #735196 #                            (AAA , Aaa)     11/01/34     3.998         1,086,076
    1,000  Farmer Mac Global Notes                              (AAA , Aaa)     07/29/08     4.250           988,867
    1,555  Federal Home Loan Bank Global Bonds
            (Callable 04/07/06 @ $100.00)                       (AAA , Aaa)     04/07/08     4.430         1,544,973
      164  Federal Home Loan Mortgage Corp.,
            Series 2474, Class NE                               (AAA , Aaa)     07/15/17     5.000           163,850
        1  Federal National Mortgage Association,
            Series 2001-63, Class AQ                            (AAA , Aaa)     01/25/31     5.750             1,351
       19  Federal National Mortgage Association,
            Series 2002-57, Class BC                            (AAA , Aaa)     06/25/15     5.500            19,346
        4  Federal National Mortgage Association,
            Series 2002-W7, Class A3                            (AAA , Aaa)     01/25/25     5.250             3,863
    4,350  Freddie Mac Global Notes                             (AAA , Aaa)     07/12/10     4.125         4,246,231
      435  Freddie Mac Pool #789806 #                           (AAA , Aaa)     09/01/32     5.078           437,802
      743  GE Capital Commercial Mortgage Corp.,
            Series 2001-3, Class A1 #                           (AAA , Aaa)     06/10/38     5.560           751,132
      605  GMAC Commercial Mortgage Securities, Inc.,
            Series 1997-C2, Class B, Subordinated Bonds         (AAA , Aaa)     04/15/29     6.703           621,949
    1,004  JPMorgan Chase Commercial Mortgage
            Securities Corp., Series 2004-CB9, Class A1 #       (AAA , Aaa)     06/12/41     3.475           974,884
      324  Master Adjustable Rate Mortgages Trust,
            Series 2003-1, Class 2A1 #                          (AAA , Aaa)     12/25/32     4.650           317,148
      875  Washington Mutual, Series 2005-AR4,
            Class A2A                                           (AAA , Aaa)     04/25/35     4.216           869,203
                                                                                                       -------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $20,424,525)                                                       20,242,867
                                                                                                       -------------

FOREIGN BONDS (1.8%)
SOVEREIGN (0.9%)
      500  Government of Russia, Series VI,
            Debentures (Russia)                                (BBB , Baa2)     05/14/06     3.000           496,500
                                                                                                       -------------

TELECOMMUNICATIONS (0.9%)
      550  France Telecom SA, Global Notes (France) #            (A- , A3)      03/01/06     7.200           552,228
                                                                                                       -------------

TOTAL FOREIGN BONDS (COST $1,053,702)                                                                      1,048,728
                                                                                                       -------------


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)    MATURITY     RATE%        VALUE
     -------                                                   -------------    --------     -----     -------------
UNITED STATES TREASURY OBLIGATION (0.8%)
$     477  United States Treasury Notes (Cost $476,481)         (AAA , Aaa)     12/15/10     4.375     $     477,522
                                                                                                       -------------

SHORT-TERM INVESTMENTS (1.0%)
      492  State Street Bank and Trust Co. Euro Time Deposit                    01/03/06     3.350           492,000
       50  United States Treasury Bills ++++                                    01/12/06     4.000            49,943
                                                                                                       -------------
TOTAL SHORT-TERM INVESTMENTS (COST $541,943)                                                                 541,943
                                                                                                       -------------

TOTAL INVESTMENTS AT VALUE (99.4%) (COST $57,650,354)                                                     57,027,710

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                                 341,977
                                                                                                       -------------

NET ASSETS (100.0%)                                                                                    $  57,369,687
                                                                                                       =============


                            INVESTMENT ABBREVIATIONS
                             MTN = Medium Term Note
                                 NR = Not Rated
--------------------------------------------------------------------------------
+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $1,048,750 or 1.8% of net assets.

++++  Collateral segregated for futures contracts.

# Variable rate obligations - The interest rate shown is the rate as of December 31, 2005.

+ Step Bond - The interest rate is as of December 31, 2005 and will reset at a future date.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $57,650,354) (Note 2)               $ 57,027,710
    Cash                                                                    209
    Interest receivable                                                 441,640
    Receivable for fund shares sold                                      61,778
    Variation margin receivable                                              47
    Prepaid expenses                                                     16,564
                                                                   ------------
       Total Assets                                                  57,547,948
                                                                   ------------
LIABILITIES
    Advisory fee payable (Note 3)                                        15,301
    Administrative services fee payable (Note 3)                         13,245
    Distribution fee payable (Note 3)                                    13,898
    Dividend payable                                                     96,395
    Payable for fund shares redeemed                                      6,823
    Other accrued expenses payable                                       32,599
                                                                   ------------
       Total Liabilities                                                178,261
                                                                   ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                              5,925
    Paid-in capital (Note 6)                                         61,313,986
    Accumulated net investment loss                                     (31,217)
    Accumulated net realized loss from investments, futures
     contracts and options written                                   (3,289,253)
    Net unrealized depreciation from investments and
     futures contracts                                                 (629,754)
                                                                   ------------
       Net Assets                                                  $ 57,369,687
                                                                   ============
A SHARES
    Net assets                                                     $ 54,081,926
    Shares outstanding                                                5,585,988
                                                                   ------------
    Net asset value and redemption price per share                 $       9.68
                                                                   ============
    Maximum offering price per share (net asset value/(1-3.00%))   $       9.98
                                                                   ============
C SHARES
    Net assets                                                     $  3,287,761
    Shares outstanding                                                  339,396
                                                                   ------------
    Net asset value and offering price per share                   $       9.69
                                                                   ============

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INTEREST INCOME (Note 2)                                           $  3,002,475
                                                                   ------------
EXPENSES
    Investment advisory fees (Note 3)                                   299,304
    Administrative services fees (Note 3)                               147,588
    Distribution fees (Note 3)
      Class A                                                           175,101
      Class C                                                            35,894
    Audit and tax fees                                                   22,731
    Registration fees                                                    21,325
    Custodian fees                                                       17,958
    Trustee's fees                                                       16,899
    Printing fees (Note 3)                                               16,288
    Legal fees                                                           15,373
    Transfer agent fees                                                  14,274
    Insurance expense                                                     6,192
    Commitment fees (Note 4)                                              1,819
    Interest expense (Note 4)                                               116
    Miscellaneous expense                                                13,806
                                                                   ------------
        Total expenses                                                  804,668
    Less: fees waived (Note 3)                                         (144,716)
                                                                   ------------
      Net expenses                                                      659,952
                                                                   ------------
        Net investment income                                         2,342,523
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
    FUTURES CONTRACTS AND OPTIONS WRITTEN
    Net realized loss from investments                               (1,066,954)
    Net realized loss from futures contracts                           (296,434)
    Net realized gain from options written                               78,674
    Net change in unrealized appreciation (depreciation)
     from investments                                                  (199,637)
    Net change in unrealized appreciation (depreciation)
     from futures contracts                                              27,022
    Net change in unrealized appreciation (depreciation)
     from options written                                               (17,887)
                                                                   ------------
    Net realized and unrealized loss from investments,
      futures contracts and options written                          (1,475,216)
                                                                   ------------
      Net increase in net assets resulting from operations         $    867,307
                                                                   ============

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      FOR THE PERIOD
                                                                 FOR THE YEAR        SEPTEMBER 1, 2004        FOR THE YEAR
                                                                     ENDED                   TO                   ENDED
                                                               DECEMBER 31, 2005     DECEMBER 31, 2004 1     AUGUST 31, 2004
                                                               -----------------     -----------------       ---------------
FROM OPERATIONS
  Net investment income                                        $       2,342,523     $         894,062       $     3,852,934
  Net realized gain (loss) from investments,
    futures contracts and options written                             (1,284,714)             (164,061)              457,767
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts and options written             (190,502)             (618,513)              480,131
                                                               -----------------     -----------------       ---------------
    Net increase in net assets resulting from operations                 867,307               111,488             4,790,832
                                                               -----------------     -----------------       ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                                    (2,366,006)             (985,783)           (4,831,203)
    Class C shares                                                      (137,904)              (57,912)             (119,237)
                                                               -----------------     -----------------       ---------------
    Net decrease in net assets resulting from dividends               (2,503,910)           (1,043,695)           (4,950,440)
                                                               -----------------     -----------------       ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                        14,184,295             6,376,427            54,043,332
  Reinvestment of dividends                                            1,061,804               454,771             2,324,104
  Net asset value of shares redeemed                                 (50,851,345)          (21,020,414)         (190,255,501)
                                                               -----------------     -----------------       ---------------
  Net decrease in net assets from capital share transactions         (35,605,246)          (14,189,216)         (133,888,065)
                                                               -----------------     -----------------       ---------------
  Net decrease in net assets                                         (37,241,849)          (15,121,423)         (134,047,673)
NET ASSETS
  Beginning of period                                                 94,611,536           109,732,959           243,780,632
                                                               -----------------     -----------------       ---------------
  End of period                                                $      57,369,687     $      94,611,536       $   109,732,959
                                                               -----------------     -----------------       ---------------
ACCUMULATED NET INVESTMENT LOSS                                $         (31,217)    $         (33,114)      $       (33,750)
                                                               =================     =================       ===============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   FOR THE PERIOD
                                               FOR THE YEAR       SEPTEMBER 1,2004           FOR THE YEAR ENDED AUGUST 31,
                                                  ENDED                  TO             ---------------------------------------
                                             DECEMBER 31,2005     DECEMBER 31, 2004 1     2004           2003           2002 2
                                             ----------------     -----------------     ---------      ---------      ---------
PER SHARE DATA
  Net asset value, beginning of period          $   9.89             $   9.97           $   10.02      $   10.03      $   10.00
                                                --------             --------           ---------      ---------      ---------
INVESTMENT OPERATIONS
  Net investment income                             0.31 3               0.09 3              0.23 3         0.34           0.03
  Net gain (loss) on investments,
    futures contracts and options written
    (both realized and unrealized)                 (0.19)               (0.07)               0.02          (0.01)          0.03
                                                --------             --------           ---------      ---------      ---------
      Total from investment operations              0.12                 0.02                0.25           0.33           0.06
                                                --------             --------           ---------      ---------      ---------
LESS DIVIDENDS
  Dividends from net investment income             (0.33)               (0.10)              (0.30)         (0.34)         (0.03)
                                                --------             --------           ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $   9.68             $   9.89           $    9.97      $   10.02      $   10.03
                                                ========             ========           =========      =========      =========

      Total return 4                                1.24%                0.21%               2.57%          3.33%          0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
      (000s omitted)                            $ 54,082             $ 88,273           $ 102,529      $ 241,869      $ 116,198
    Ratio of expenses to average
      net assets                                    0.85%                0.85% 5             0.85%          0.81%          0.75% 5
    Ratio of net investment income to
      average net assets                            3.16%                2.60% 5             2.33%          2.62%          2.85% 5
    Decrease reflected in above
      operating expense
      ratios due to waivers/reimbursements          0.19%                0.26% 5             0.14%          0.21%          0.64% 5
  Portfolio turnover rate                            101%                  12%                 82%            62%             0%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 23, 2002 (inception date) through August 31, 2002.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                           FOR THE PERIOD              FOR THE YEAR
                                                      FOR THE YEAR        SEPTEMBER 1, 2004          ENDED AUGUST 31,
                                                          ENDED                  TO               ---------------------
                                                    DECEMBER 31, 2005     DECEMBER 31, 2004 1       2004        2003 2
                                                    -----------------     -----------------       ---------    --------
PER SHARE DATA
  Net asset value, beginning of period                  $    9.89             $  9.98             $   10.02    $  10.16
                                                        ---------             -------             ---------    --------
INVESTMENT OPERATIONS
  Net investment income                                      0.26 3              0.07 3                0.18 3      0.08
  Net gain (loss) on investments, futures
    contracts and options written (both realized
      and unrealized)                                       (0.18)              (0.08)                 0.03       (0.14)
                                                        ---------             -------             ---------    --------
      Total from investment operations                       0.08               (0.01)                 0.21       (0.06)
                                                        ---------             -------             ---------    --------
LESS DIVIDENDS
  Dividends from net investment income                      (0.28)              (0.08)                (0.25)      (0.08)
                                                        ---------             -------             ---------    --------
NET ASSET VALUE, END OF PERIOD                          $    9.69             $  9.89             $    9.98    $  10.02
                                                        =========             =======             =========    ========

      Total return 4                                         0.85%              (0.06)%                2.16%      (0.62)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   3,288             $ 6,338             $   7,204    $  1,912
    Ratio of expenses to average net assets                 1.35%                1.35% 5               1.35%       1.35% 5
    Ratio of net investment income to average
      net assets                                             2.67%               2.10% 5               1.83%      (1.18)% 5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.19%               0.26% 5               0.14%       0.16% 5
  Portfolio turnover rate                                     101%                 12%                   82%         62%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period May 1, 2003 (inception date) through August 31, 2003.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

      Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

      The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2005, the Fund had the following open futures contracts:


                                                                                    UNREALIZED
                         NUMBER OF    EXPIRATION    CONTRACT        CONTRACT      APPRECIATION/
FUTURES CONTRACTS        CONTRACTS       DATE        AMOUNT           VALUE       (DEPRECIATION)
--------------------     ---------    ----------    -----------    -----------    --------------
U.S. Treasury 2 Year
Notes Futures               42         03/31/06     $ 8,625,782    $ 8,617,875     $    (7,907)
U.S. Treasury 5 Year
Notes Futures              (71)        03/22/06      (7,551,203)    (7,550,406)            797
                                                    -----------    -----------     -----------
                                                    $ 1,074,579    $ 1,067,469     $    (7,110)
                                                    ===========    ===========     ===========


      H) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      Transactions in written options for puts and calls for the year ended December 31, 2005 were as follows:

                                                NUMBER OF       PREMIUMS
                                                CONTRACTS    RECEIVED (PAID)
                                                ---------    --------------
    Options outstanding at beginning of year           84      $   29,127
    Options written                                   546          89,801
    Options terminated in closing
      purchase transactions                          (630)       (118,928)
                                                ---------      ----------
    Options outstanding at end of year                 --      $       --
                                                =========      ==========

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended December 31, 2005 investment advisory fees earned and voluntarily waived were $299,304 and $144,716, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $74,826.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $72,762.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

      For the year ended December 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $9,141 from commissions earned on the sale of the Fund's Class A shares.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $12,596 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2005, the Fund had borrowings under the Credit Facility as follows:

             AVERAGE DAILY      WEIGHTED AVERAGE       MAXIMUM DAILY
             LOAN BALANCE        INTEREST RATE        LOAN OUTSTANDING
             -------------      ----------------      ----------------
              $ 1,514,000            2.750%             $ 1,514,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                 INVESTMENTS           U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         ---------------------------   --------------------------------------
          PURCHASES        SALES             PURCHASES           SALES
         ------------   ------------       -------------      ------------
         $ 73,209,493   $ 72,898,725       $  42,596,490      $ 37,324,311

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:


                                                       CLASS A
                   ------------------------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                  SEPTEMBER 1, 2004
                      FOR THE YEAR ENDED                 TO                    FOR THE YEAR ENDED
                       DECEMBER 31, 2005         DECEMBER 31, 2004 1            AUGUST 31, 2004
                   -------------------------  -------------------------  ------------------------------
                     SHARES         VALUE       SHARES         VALUE        SHARES           VALUE
                   -----------  -----------   ----------  -------------  -------------   --------------
Shares sold          1,383,503  $ 13,596,273     615,716  $   6,115,759      4,690,616   $   47,124,177
Shares issued in
  reinvestment of
  dividends            107,515     1,050,291      45,335        449,788        229,947        2,308,332
Shares redeemed     (4,834,279)  (47,304,949) (2,011,551)   (19,950,510)   (18,784,398)    (188,666,433)
                   -----------  ------------  ----------  -------------  -------------   --------------
Net decrease        (3,343,261) $(32,658,385) (1,350,500) $ (13,384,963)   (13,863,835)  $ (139,233,924)
                   ===========  ============  =========   =============  =============   ==============

                                                       CLASS C
                   ------------------------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                  SEPTEMBER 1, 2004
                      FOR THE YEAR ENDED                 TO                    FOR THE YEAR ENDED
                       DECEMBER 31, 2005         DECEMBER 31, 2004 1            AUGUST 31, 2004
                   -------------------------  -------------------------  ------------------------------
                     SHARES         VALUE       SHARES         VALUE        SHARES           VALUE
                   -----------  ------------  ----------  -------------- -------------   --------------
Shares sold             60,163  $    588,022      26,121  $     260,668        689,135   $    6,919,155
Shares issued in
  reinvestment of
  dividends              1,178        11,513         502          4,983          1,574           15,772
Shares redeemed       (362,732)   (3,546,396)   (107,786)    (1,069,904)      (159,552)      (1,589,068)
                   -----------  ------------  ----------  -------------  -------------   --------------
Net increase
  (decrease)          (301,391) $ (2,946,861)    (81,163) $    (804,253)       531,157   $    5,345,859
                   ===========  ============  ==========  =============  =============   ==============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                         NUMBER OF           APPROXIMATE PERCENTAGE
                        SHAREHOLDERS         OF OUTSTANDING SHARES
                        ------------         ----------------------
            Class A          3                        38%
            Class C          1                        79%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the year ended December 31, 2005, the period ended December 31, 2004, and the year ended August 31, 2004 for the Fund were as follows:

                               ORDINARY INCOME
          ---------------------------------------------------------
          DECEMBER 31, 2005    DECEMBER 31, 2004    AUGUST 31, 2004
          -----------------    -----------------    ---------------
             $2,503,910           $1,043,695          $4,950,440

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Asset and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred due to wash sales, deferral of post-October capital losses, mark to market on futures contracts and organization expenses.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

   Undistributed net investment income                     $     5,176
   Accumulated net realized loss                            (3,190,267)
   Unrealized depreciation                                    (627,774)
   Other temporary differences - organization expenses         (36,393)
   Deferral of post-October capital losses                    (100,966)
                                                           -----------
                                                           $(3,950,224)
                                                           ===========

      At December 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                   -------------------------------------------
                     2010       2011       2012        2013
                   --------   --------   --------   ----------
                   $123,290   $874,951   $623,035   $1,568,991

      Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2005, the Fund elected to defer net losses arising between November 1, 2005 and December 31, 2005 of $100,966.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $57,655,484, $67,727, $(695,501) and $(627,774), respectively.

      At December 31, 2005, the Fund reclassified $163,284 from accumulated net realized loss from investments to net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments on paydowns gains/losses, foreign currency transactions, and security litigation. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE SHORT DURATION BOND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse Short Duration Bond Fund:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Short Duration Bond Fund (the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE SHORT DURATION BOND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Short Duration Bond Fund (the "Fund"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.40% for the Fund ("Contractual Advisory Fee"), which is reduced to 0.14% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      FUND PERFORMANCE

      The Board received and considered the one-, two- and three-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with

CREDIT SUISSE SHORT DURATION BOND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

CREDIT SUISSE SHORT DURATION BOND FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o The Fund's Contractual Advisory Fee was below the median of its Peer Group and its Net Advisory Fee was the lowest in its Peer Group.

      o The Fund's one-year performance was below the median for its Performance Group and Performance Universe and its two- and three-year performance was at or slightly higher than the median of the Performance Group and Performance Universe.

      o The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse had addressed or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

      o In light of the Fund's relatively small size and the amount of the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                          TERM
                                          OF OFFICE 1                             NUMBER OF
                                          AND                                     PORTFOLIOS IN  OTHER
                            POSITION(S)   LENGTH       PRINCIPAL                  FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME      OCCUPATION(S) DURING       OVERSEEN       HELD BY
DATE OF BIRTH               FUND          SERVED       PAST FIVE YEARS            BY TRUSTEE     TRUSTEE
------------------------    -----------   ----------    -------------------------  -------------  ------------------------
INDEPENDENT TRUSTEES

Enrique Arzac               Trustee,      Since        Professor of Finance            47        Director of The
c/o Credit Suisse Asset     Nominating    2005         and Economics,                            Adams Express
Management, LLC             Committee                  Graduate School of                        Company (a closed-end
Attn: General Counsel       Member                     Business, Columbia                        investment company);
466 Lexington Avenue        and Audit                  University since 1971                     Director of Petroleum
New York, New York          Committee                                                            and Resources
10017-3140                  Chairman                                                             Corporation (a closed-
                                                                                                 end investment company)
Date of Birth:  10/02/41

Richard H. Francis          Trustee,      Since        Currently retired               41        None
c/o Credit Suisse Asset     Nominating    Fund
Management, LLC             and Audit     Inception
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten           Trustee,      Since        The Juan Trippe                 40        Director of
Box 208200                  Nominating    Fund         Professor in the                          Aetna, Inc.
New Haven, Connecticut      and Audit     Inception    Practice of International                 (insurance company);
06520-8200                  Committee                  Trade, Finance and                        Director of
                            Member                     Business from July                        CarMax Group
Date of Birth:  10/29/46                               2005 to present; Partner                  (used car
                                                       and Chairman of Garten                    dealers)
                                                       Rothkopf (consulting
                                                       firm) from October 2005
                                                       to present; Dean of Yale
                                                       School of Management
                                                       from November 1995
                                                       to June 2005

Peter F. Krogh              Trustee,      Since        Dean Emeritus and               40        Director
301 ICC                     Nominating    Fund         Distinguished Professor                   of Carlisle
Georgetown University       and Audit     Inception    of International Affairs                  Companies
Washington, DC 20057        Committee                  at the Edmund A.                          Incorporated
                            Member                     Walsh School of                           (diversified
Date of Birth:  02/11/37                               Foreign Service,                          manufacturing
                                                       Georgetown University                     company)
                                                       from June 1995
                                                       to present


____________
1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                          TERM
                                          OF OFFICE 1                             NUMBER OF
                                          AND                                     PORTFOLIOS IN  OTHER
                            POSITION(S)   LENGTH       PRINCIPAL                  FUND COMPLEX   DIRECTORSHIPS
NAME, ADDRESS AND           HELD WITH     OF TIME      OCCUPATION(S) DURING       OVERSEEN       HELD BY
DATE OF BIRTH               FUND          SERVED       PAST FIVE YEARS            BY TRUSTEE     TRUSTEE
------------------------    -----------   ----------   -------------------------  -------------  ------------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.        Trustee,      Since        Currently retired               42        Director of
c/o Credit Suisse Asset     Nominating    Fund                                                   Education
Management, LLC             and Audit     Inception                                              Management
Attn: General Counsel       Committee                                                            Corp.
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport         Chairman of   Trustee      Partner of Lehigh               46        Director of
Lehigh Court, LLC           the Board of  since        Court, LLC and RZ                         Presstek, Inc.
40 East 52nd Street         Trustees,     Fund         Capital (private                          (digital imaging
New York, New York          Nominating    Inception    investment firms)                         technologies
10022                       Committee     and          from July 2002 to                         company); Director
                            Chairman      Chairman     present; Transition                       of Wood Resources,
Date of Birth:  07/10/48    and Audit     since        Adviser to SunGard                        LLC. (plywood
                            Committee     2005         Securities Finance,                       manufacturing
                            Member                     Inc. from February                        company)
                                                       2002 to July 2002;
                                                       President of SunGard
                                                       Securities Finance, Inc.
                                                       from 2001 to February
                                                       2002; President of
                                                       Loanet, Inc. (on-line
                                                       accounting service)
                                                       from 1997 to 2001

INTERESTED TRUSTEES

Michael E. Kenneally  2, 3  Trustee       Since        Chairman and Global             40        None
c/o Credit Suisse Asset                   2004         Chief Executive Officer
Management, LLC                                        of Credit Suisse from
Attn: General Counsel                                  March 2003 to July 2005;
466 Lexington Avenue                                   Chairman and Chief
New York, New York                                     Investment Officer of
10017-3140                                             Banc of America Capital
                                                       Management from
Date of Birth:  03/30/54                               1998 to March 2003


________________
2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                        TERM OF
                                        OFFICE 1 AND
                           POSITION(S)  LENGTH
NAME, ADDRESS AND          HELD WITH    OF TIME
DATE OF BIRTH              FUND         SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------   -----------  ---------     ------------------------------------------------------------------
OFFICERS

Steven B. Plump 3          Chief        Since         Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset        Executive    2005          predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC            Officer and
466 Lexington Avenue       President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro       Chief        Since         Director and Director of Fund Administration of Credit
Credit Suisse Asset        Financial    Fund          Suisse; Associated with Credit Suisse or its predecessors
Management, LLC            Officer and  Inception     since 1984; Officer of other Credit Suisse Funds
466 Lexington Avenue       Treasurer
New York, New York

10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief        Since         Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset        Compliance   2004          Associated with Credit Suisse since July 2000; Vice
Management, LLC            Officer                    President and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                  Associates from 1998 to June 2000; Officer of other
New York, New York                                    Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                 Chief        Since         Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset        Legal        2004          Management and Hedge Funds; Associated with Credit
Management, LLC            Officer                    Suisse since September 2004; Senior Associate of
466 Lexington Avenue                                  Shearman & Sterling LLP from September 2000 to
New York, New York                                    September 2004; Senior Counsel of the SEC Division
10017-3140                                            of Investment Management from June 1997 to September
                                                      2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao               Vice         Since         Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset        President    2004          Credit Suisse since July 2003; Associated with the law firm
Management, LLC            and                        of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer
466 Lexington Avenue       Secretary                  of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza               Assistant    Since         Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset        Treasurer    Fund          since 1998; Officer of other Credit Suisse Funds
Management, LLC                         Inception
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


______________
3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SHORT DURATION BOND FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-927-2874

      o     On the Fund's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       35

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                                       36

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.         SD-AR-1205

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $12,641                                $16,472
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $1,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $1,327                                 $2,443
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $15,468                                $22,065
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($1,500) and the registrant's semi-annual financial statements ($3,150) for 2005.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $2,827 and $5,593, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE SHORT DURATION BOND FUND

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006